3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant inter-company balances and transactions have been eliminated in consolidation.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments consist primarily of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, due to affiliates and short-term borrowings. The carrying amounts of the financial instruments at June 30, 2013 and December 31, 2012 approximated their fair values because of the short maturity of these instruments or existence of variable interest rates, which reflect current market rates.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information that the Company obtains from third parties is internally validated for reasonableness prior to use in the condensed consolidated financial statements. When observable market prices are not readily available, the Company generally estimates fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, shareholders’ equity and net income or loss.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs are used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Guarantee	Guarantee The Company recognizes the financial guarantees in accordance with ASC 460, “Guarantees”.
Revenue Recognition

Revenue Recognition

The Company recognizes its current new commercial vehicle lease financing arrangement, including leases under the mortgage financing arrangement with China CITIC Bank, as a sales-type lease.  For new commercial vehicles financed by the Company, the Company recognizes revenue when the following conditions are met: (a) when the lease contract is signed, (b) when the customer has taken possession of the vehicle, and (c) if the collectability of owed amounts are reasonably assured. The Company recognizes revenue using the fair value of the commercial vehicles by reference to the retail market price of the vehicles. The Company also records the sale of the GPS tracking unit sold to the lessee upon the transfer of the title and delivery of the product. These sales revenues are recorded as “Commercial Vehicles”.

In addition, the Company recognizes its second-hand vehicle lease financing arrangement as a direct financing lease because it does not give rise to dealer’s profit or loss to the Company. Under the second-hand vehicle lease financing program, the Company holds the title of the used vehicle and then transfers title to the customer at the end of the lease term. The excess of aggregate lease rentals over the acquisition cost of leased second-hand vehicle constitutes unearned lease income to be taken into income over the lease term by using the effective interest method.

A membership fee is charged to all lessees for the privilege of utilizing the Company’s store branch network for certain services, which include general support services, licensing and permit services, insurance services and registration services. The membership fee is charged and collected by the Company when a direct financing and sales-type lease is signed. The Company records the amount as a deduction of minimum lease payment receivable. Revenue from our membership fee is deferred and recognized ratably over the term of the direct financing and sales-type lease. The difference between the gross investment in the lease (and the fair value of the commercial vehicles) is recorded as unearned income and amortized based on the effective interest rate method over the lease term. Management servicing fees are recognized when services are rendered. The Company also receives commissions from insurance institutions for referring its customers to buy auto insurance. Insurance commission and agency income is recorded when the insurance contract is signed and the insurance premium is paid to the insurance company. With respect to the value added services (tires, fuel, insurance and second-hand vehicles financing services) that the Company offers, the Company provides one to three months of revolving credit facilities to eligible customers. Revenue from our tires, fuel and insurance services that is charged and collected at the beginning of the financing period is deferred and recognized ratably based on the effective interest rate method over the term of the financing period.

The membership fee, interest from direct financing and sales-type lease, management servicing fee, and revenues from tires, fuel and insurance financing services are recorded as “Finance”. The insurance commission and agency fee is recorded as “Insurance”.

Penalty income generated from the lessees for late payment is recognized when the payment is overdue and the collectability is reasonably assured. This income is recorded as “Other income”.

Office rental income related to the office leases is recognized on an accrual basis when due from office tenants as required by the accounting guidance applicable to leases, which provides guidance on classification and recognition. In accordance with the Company's standard lease terms, rental payments are generally due on a monthly basis. Any cash concessions given at the inception of the lease are amortized over the approximate life of the lease, which is generally one year.

Segment Reporting

Segment Reporting

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief executive officer, in deciding how to allocate resources and assessing performance. All of the Company’s sales are generated in the PRC and substantially all of the Company’s assets are located in the PRC. The Company’s operations consist of two reporting and operating segments, the commercial vehicle sales, servicing, leasing and support business, and office leasing business.

Earnings Per Share

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with generally accepted accounting principles. Companies with complex capital structures are to present basic and diluted EPS. Basic EPS is measured as the income available to ordinary shareholders divided by the weighted average ordinary shares outstanding for the period. For basic EPS, the weighted average number of shares outstanding for the period includes contingently issuable shares (i.e., shares issuable for little or no cash consideration upon the satisfaction of the conditions of a contingent stock agreement) as of the date that all necessary conditions have been met. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards or pronouncements, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.